Consolidated Statements of Cash Flows (Parenthetical) ¥ in Millions	12 Months Ended
Dec. 31, 2016 CNY (¥)
Restatement adjustment | ASU 2016-18
Supplemental disclosure of items removed from investing activities:
Change in restricted cash	¥ 229.6